Long-Term Debt Short-Term Financing and Various Notes Payable Narrative (Detail) (Medical [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Number of Entities in which the Entity has Loan Agreements	6	6	7
Loans Payable [Member]
Debt Instrument [Line Items]
Stated interest rate minimum	2.53%	2.53%	2.53%
Stated interest rate maximum	4.65%	4.65%	4.65%
Minimum [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Loans Payable	$ 73	$ 109	$ 34
Maximum [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Loans Payable	$ 1,000	$ 1,100	$ 1,300
Short-term Debt [Member]
Debt Instrument [Line Items]
Short-term Debt, General Repayment Period	90 days	90 days
Short-term Debt, Weighted Average Interest Rate	4.80%	4.80%	4.80%